Subsequent Events (Details) - USD ($)		1 Months Ended
	May 08, 2018	Mar. 08, 2018	Dec. 31, 2017
Subsequent Events (Textual)
Loan for principal amount			$ 600,000
Subsequent Event [Member] | Share Purchase Agreement with Jet CU [Member]
Subsequent Events (Textual)
Loan for principal amount		$ 150,000
Warrants to purchase		400,000
Exercise price of warrant		$ 0.50
Loan interest rate percentage		5.00%
Subsequent event, description		The warrants may be exercised, in whole or in part, for a period of five (5) years, i.e. until March 8, 2023. Jet CU may receive warrants to purchase an additional 200,000 Ordinary Shares at an exercise price of $0.50 per share, if the price of our shares by the end of December 2018 is lower than $1.00.
Subsequent Event [Member] | Share Purchase Agreement with Slobel NV [Member]
Subsequent Events (Textual)
Loan for principal amount	$ 170,000
Warrants to purchase	170,000
Exercise price of warrant	$ 0.50
Loan interest rate percentage	6.00%
Subsequent event, description	The loan includes a 10% original issue discount and bears interest of 6% per annum. The warrants may be exercised, in whole or in part, for a period of five (5) years, i.e. until May 7, 2023.